SUBSEQUENT EVENT	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 9 – SUBSEQUENT EVENTS

On December 26, 2012 pursuant to a resolution of the Board of Directors the expiration date of the 1,965,000 January 2012 Options outstanding at September 30, 2012 was extended to December 31, 2013 (the “Extension”).

Prior to the Extension, the fair value of the January 2012 Options was calculated to be $1,685,629 using the Black-Scholes option pricing model and such $1,685,629 was expensed by the Company evenly over the one year 2012 requisite service period of the January 2012 Options.

The approximately $1,373,326 estimated fair value of the Extension (using the Black-Scholes option pricing model and the following assumptions: (i) $1.77 share price, (ii) 370 day term of the Extension, (iii) 125% expected volatility, (iv) 0.16% (370 day term) risk free interest rate) will be expensed evenly over the 370 day requisite service period (December 27, 2012 through December 31, 2013) of the Extension.

On January 2, 2013, Omagine LLC signed a letter of intent with the investment banking and real estate advisory departments of BNP Paribas S.A. memorializing Omagine LLC’s intention to engage BNP Paribas, Wholesale Banking, Bahrain through its Corporate & Investment Banking department as its financial adviser for the Omagine Project and BNP Paribas Real Estate Property and Management LLC as its real estate adviser.

On January 15, 2013 pursuant to a resolution of the Board of Directors (i) an independent director was granted 2,000 Stock Options which expire on January 14, 2018 and are exercisable at $1.38, and (ii) the Company issued and contributed a total of 55,253 shares of Common Stock valued at $76,250 to all eligible employees of the Omagine, Inc. 401(k) Plan (two of the three employees are directors of the Company and all three are officers of the Company). The $76,250 valuation is based on the $1.38 closing bid price of the Common Stock on January 15, 2013.

NOTE 9 – SUBSEQUENT EVENTS

On January 2, 2012, pursuant to a resolution of the Board of Directors dated December 8, 2011, the Company granted a total of 1,994,000 stock options (the “One Year Options”) to 13 individuals. Such grants of One Year Options included the grant of: (i) an aggregate of 1,049,000 One Year Options to the Company’s three Officers; (ii) an aggregate of 150,000 One Year Options to the Company’s then three independent Directors; (iii) a grant of 750,000 One Year Options to the Deputy Managing Director of Omagine LLC who is also a consultant to Omagine and who also holds 160,000 stock options presently exercisable at $1.25 per share and expiring March 31, 2017 which were granted pursuant to a March 2007 consulting agreement expiring on December 31, 2012; (iv) a grant of 10,000 One Year Options to a consultant to whom the Company paid $2,000 per month consulting fees totaling $24,000 and $20,000 during the years ended December 31, 2011 and 2010 respectively; and (v) a grant of 5,000 One Year Options to the son of the Company’s President for website design services rendered. All One Year Options vest 50% on the date of issuance, 50% on July 1, 2012, provide for a cashless exercise feature, are exercisable at an exercise price of $1.70 per share and expire on December 31, 2012.

On January 31, 2012, 50,000 One Year Options previously issued to an independent Director were cancelled in accordance with their terms upon such Director’s resignation. On April 9, 2012 an independent Director died and, pursuant to the Plan, all 50,000 One Year Options previously granted to him immediately vested and the expiration date of his One Year Options was extended to April 8, 2013. On April 13, 2012, pursuant to a resolution of the Board of Directors, the Company granted a total of 21,000 additional One Year Options to 2 individuals (11,000 of which were granted to an individual who is an officer and director) for services rendered.

The approximately $1,701,000 estimated fair value of the One Year Options (using the Black-Scholes option pricing model and the following assumptions: (i) $1.70 share price, (ii) 1 year and 6 month terms (365 days and 184 days), (iii) 161% expected volatility, (iv) 0.10% ( 1 year term) and 0.04% (6 month term) risk free interest rates) will be expensed evenly over the one year 2012 requisite service period of the One Year Options. In January of 2012, the Company issued and sold a total of 25,063 shares of Common Stock for proceeds of $40,000 under the New SEDA with YA Ltd. (See Note 7 under “Equity Financing Agreements”).

In January of 2012, the Company issued 1,994 shares of Common Stock to a consultant for services rendered valued at $3,250.

In January 2012, the Company issued 15,000 shares of Common Stock to an investor relations consultant for services rendered valued at $15,000.

In February of 2012, the Company issued and sold a total of 17,705 shares of Common Stock for proceeds of $25,000 under the New SEDA with YA Ltd. (See Note 7 under “Equity Financing Agreements”).

In March of 2012, the Company issued and sold a total of 25,712 shares of Common Stock for proceeds of $25,000 under the New SEDA with YA Ltd. (See Note 7 under “Equity Financing Agreements”).

In May 2012, the Company issued and contributed a total of 50,834 shares of Common Stock to all eligible employees of the Omagine, Inc. 401(k) Plan (two of the three employees are directors of the Company and all three are officers of the Company). The $76,250 valuation is based on the $1.50 closing trading price of the free trading Common Stock on the date of contribution.

The Company commenced a rights offering for its shareholders on February 24, 2012 and such rights offering expired on March 30, 2012. The rights offering entitled shareholders to subscribe for an aggregate of up to 3,202,200 shares of the Company’s common stock at a subscription price of $1.25 per share. A total of 1,014,032 shares were subscribed for in the rights offering of which 48,119 shares were subscribed for pursuant to the over-subscription privilege. Of the $1,267,540 total proceeds from the rights offering, $731,639 of such proceeds (representing 585,311 shares) was collected in cash and $535,901 of such proceeds (representing 428,721 shares) was satisfied through the reduction of debt (including $506,750 of such debt due to Company officers and directors). A total of 14,318,207 shares of Common Stock are presently outstanding after delivery of all 1,014,032 shares subscribed for in the rights offering.

Simultaneously with the rights offering the Company also distributed a total of 6,404,400 common stock purchase warrants (“Warrants “) to common stockholders of record on February 24, 2012. 3,202,200 Warrants are exercisable into common stock at an exercise price of $5.00 per share and 3,202,200 Warrants are exercisable into common stock at an exercise price of $10.00 per share. The $5.00 Warrants and the $10.00 Warrants expire on December 31, 2013 unless, upon a 30 day prior notice to the Warrant holders, they are redeemed earlier by the Company. The Warrants do not contain any anti-dilution provisions and may be exercised only for whole shares of Common Stock. The Warrant Exercise Prices and the number of shares of Common Stock that the Company must issue upon exercise of Warrants shall not be subject to adjustment for any reason, including but not limited to, any combinations or subdivisions of Common Stock or any dividend, reclassification, reorganization, merger or spin off.